Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Maximum Exposure to Credit Risk	$ 1,342,992	$ 1,329,120
Maximum Exposure to Credit Risk, unsecured	854,503	893,269
Maximum Exposure to Credit Risk, secured	488,489	436,851
Cash Collateral Received	45,024	3,182
Collateralized by Securities	55,476	46,309
Collection Rights
Financial instruments
Other Credit Enhancements	165,696	122,050
Real Estate
Financial instruments
Other Credit Enhancements	196,146	204,806
Guarantees
Financial instruments
Other Credit Enhancements	76,030	68,112
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk	78,812	62,065
Maximum Exposure to Credit Risk, unsecured	78,812	62,065
Available lines of credit cards and non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk		36,256
Maximum Exposure to Credit Risk, unsecured		36,256
Available lines of credit
Financial instruments
Maximum Exposure to Credit Risk	38,291
Maximum Exposure to Credit Risk, unsecured	38,291
Financial assets held for trading | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	313,008	340,760
Maximum Exposure to Credit Risk, unsecured	264,201	333,360
Maximum Exposure to Credit Risk, secured	48,807	8,400
Cash Collateral Received	45,024	3,182
Collateralized by Securities	3,783	5,218
Financial assets designated at fair value through profit or loss | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	51,705	42,340
Maximum Exposure to Credit Risk, secured	51,705	42,340
Collateralized by Securities	51,693	41,091
Financial assets available for sale | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	164,947	154,318
Maximum Exposure to Credit Risk, unsecured	164,947	154,318
Loans and receivables | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	696,229	693,381
Maximum Exposure to Credit Risk, unsecured	308,252	307,270
Maximum Exposure to Credit Risk, secured	387,977	386,111
Loans and receivables | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	165,696	122,050
Loans and receivables | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	196,146	204,806
Loans and receivables | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	76,030	68,112
Loans and receivables | Financial assets, category | Loans and advances to credit institutions
Financial instruments
Maximum Exposure to Credit Risk	59,122	82,388
Maximum Exposure to Credit Risk, unsecured	59,122	82,388
Loans and receivables | Financial assets, category | Loans and advances to customers
Financial instruments
Maximum Exposure to Credit Risk	626,349	599,521
Maximum Exposure to Credit Risk, unsecured	238,372	213,410
Maximum Exposure to Credit Risk, secured	387,977	386,111
Loans and receivables | Financial assets, category | Loans and advances to customers | Collection Rights
Financial instruments
Other Credit Enhancements	165,696	122,050
Loans and receivables | Financial assets, category | Loans and advances to customers | Real Estate
Financial instruments
Other Credit Enhancements	196,146	204,806
Loans and receivables | Financial assets, category | Loans and advances to customers | Guarantees
Financial instruments
Other Credit Enhancements	76,030	68,112
Loans and receivables | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	335,104	309,206
Maximum Exposure to Credit Risk, unsecured	107,980	82,616
Maximum Exposure to Credit Risk, secured	227,124	226,590
Loans and receivables | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	141,806	96,926
Loans and receivables | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	66,619	76,511
Loans and receivables | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	76,028	65,096
Loans and receivables | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	49,294	57,022
Maximum Exposure to Credit Risk, unsecured	18,963	29,667
Maximum Exposure to Credit Risk, secured	30,331	27,355
Loans and receivables | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements	23,845	24,971
Loans and receivables | Financial assets, category | Public sector loans | Guarantees
Financial instruments
Other Credit Enhancements		3,016
Loans and receivables | Financial assets, category | Mortgages
Financial instruments
Maximum Exposure to Credit Risk	134,197	132,414
Maximum Exposure to Credit Risk, unsecured	4,397	1,149
Maximum Exposure to Credit Risk, secured	129,800	131,265
Loans and receivables | Financial assets, category | Mortgages | Real Estate
Financial instruments
Other Credit Enhancements	128,106	126,869
Loans and receivables | Financial assets, category | Mortgages | Guarantees
Financial instruments
Other Credit Enhancements	2
Loans and receivables | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	54,372	51,537
Maximum Exposure to Credit Risk, unsecured	54,372	51,537
Loans and receivables | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	53,382	49,342
Maximum Exposure to Credit Risk, unsecured	52,660	48,441
Maximum Exposure to Credit Risk, secured	722	901
Loans and receivables | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	45	153
Loans and receivables | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	1,421	1,426
Loans and receivables | Financial assets, category | Debt instruments.
Financial instruments
Maximum Exposure to Credit Risk	10,758	11,472
Maximum Exposure to Credit Risk, unsecured	$ 10,758	$ 11,472